Certain risks and uncertainties (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) customer	Dec. 31, 2015 CNY (¥) customer	Dec. 31, 2014 CNY (¥) customer	Dec. 31, 2013 CNY (¥)
Certain risks and uncertainties
Aggregate amount of cash and cash equivalents	¥ 2,569,402	¥ 2,883,294	¥ 2,155,009	¥ 2,119,740
Denominated in RMB | Foreign currency risk
Certain risks and uncertainties
Aggregate amount of cash and cash equivalents	¥ 1,693,543	¥ 1,798,414
Accounts receivable | Accounts receivable balances
Certain risks and uncertainties
Revenue and accounts receivable by major customer (as a percent)	10.80%
Accounts receivable | Accounts receivable balances | 3 largest customers
Certain risks and uncertainties
Revenue and accounts receivable by major customer (as a percent)	20.00%	23.00%
Revenues | Geographic concentration risk | Japan
Certain risks and uncertainties
Number of individual customers accounting for 10% or more of total revenues or accounts receivable | customer	1	1	1
Revenue and accounts receivable by major customer (as a percent)	4.00%	12.50%	28.80%